Item 1. Schedule of Investments

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

FHA Permanent Securities (2.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	3.65%	Dec-2037	$8,821	$8,996	$8,628
	3.75%	Aug-2048	3,860	3,856	3,758
	4.00%	Dec-2053	63,290	63,265	61,292
	4.79%	May-2053	5,146	5,376	5,237
	5.17%	Feb-2050	7,815	8,389	8,160
	5.35%	Mar-2047	7,081	7,091	7,093
	5.55%	Aug-2042	7,570	7,572	7,584
	5.60%	Jun-2038	2,290	2,294	2,295
	5.80%	Jan-2053	2,001	2,010	2,182
	5.87%	May-2044	1,709	1,708	1,712
	5.89%	Apr-2038	4,309	4,314	4,319
	6.02%	Jun-2035	3,916	3,917	3,926
	6.20%	Apr-2052	11,307	11,304	12,636
	6.40%	Aug-2046	3,686	3,688	3,829
	6.60%	Jan-2050	3,289	3,314	3,645
	7.20%	Oct-2039	2,709	2,713	2,721
	7.50%	Sep-2032	1,209	1,206	1,215
			140,008	141,013	140,232
Total FHA Permanent Securities			$140,008	$141,013	$140,232

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

FHA Construction Securities (0.1% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	4.10%	2.50%	Oct-2060	$11,000	$11,000	$11,009	$8,977
Total FHA Construction Securities				$11,000	$11,000	$11,009	$8,977

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Ginnie Mae Securities (24.2% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$2,979	$3,011	$3,113
	4.50%	Aug-2040	1,835	1,871	1,942
	5.50%	Jan-2033 - Jun-2037	1,962	1,957	2,140
	6.00%	Jan-2032 - Aug-2037	1,218	1,218	1,366
	6.50%	Jul-2028	50	50	56
	7.00%	Apr-2026 - Jan-2030	794	799	886
	7.50%	Aug-2025 - Aug-2030	409	411	452
	8.00%	Sep-2026 - Nov-2030	334	338	375
	8.50%	Jun-2022 - Aug-2027	206	207	223
	9.00%	Mar-2020 - Jun-2025	17	17	18
	9.50%	Sep-2021 - Sep-2030	23	24	26
			9,827	9,903	10,597

Multifamily	1.73%	May-2042	2,136	2,139	2,100
	2.15%	May-2056	7,117	7,103	6,924
	2.18%	May-2039	2,754	2,774	2,731
	2.20%	Jun-2056	7,592	7,575	7,381
	2.25%	Dec-2048	9,989	9,908	9,712
	2.30%	Mar-2056 - May-2056	47,976	47,826	46,697
	2.30%	Oct-2056	28,202	27,892	26,758
	2.31%	Nov-2051	7,076	7,076	6,538
	2.35%	Dec-2040 - Nov-2056	16,381	16,436	15,778
	2.40%	Aug-2047	11,065	11,085	10,799
	2.43%	Nov-2038	12,347	12,395	12,277
	2.50%	Jul-2045 -Mar-2057	37,115	37,122	35,609
	2.50%	Sep-2058	38,560	37,874	36,799
	2.53%	Jul-2038 - Feb-2040	24,629	24,932	24,304
	2.60%	Apr-2048 - Apr-2056	50,647	50,919	49,789
	2.61%	Jan-2053	51,015	51,421	48,968
	2.70%	May-2048 - Jul-2056	38,279	38,813	37,697
	2.72%	Feb-2044	512	526	506
	2.79%	Apr-2049	16,651	16,823	16,354
	2.80%	Feb-2053	60,000	56,956	55,268
	2.82%	Apr-2050	1,500	1,532	1,476
	2.87%	Feb-2036 - Dec-2043	21,732	21,958	21,587
	2.89%	Mar-2046	32,000	32,204	31,575
	3.00%	Feb-2041 - Mar-2051	25,728	25,816	25,420
	3.05%	May-2044	45,093	45,373	44,919
	3.05%	May-2054	11,545	11,601	11,308
	3.10%	Jan-2044 - May-2059	48,000	48,195	48,052
	3.11%	Jan-2049	17,024	17,663	16,855
	3.13%	Nov-2040	61	62	60
	3.20%	Jul-2041 - Sep-2051	15,000	14,899	15,066
	3.25%	Sep-2054	35,000	34,690	34,943
	3.25%	Apr-2059	45,000	43,101	44,125
	3.26%	Nov-2043	20,000	20,032	20,045
	3.30%	May-2055	10,000	9,491	9,846
	3.33%	Jun-2043	15,000	15,477	15,114
	3.35%	Nov-2042 - Mar-2044	25,000	24,509	25,120
	3.36%	Jul-2046	7,760	8,000	7,777
	3.37%	Dec-2046	19,200	19,448	19,269
	3.40%	Mar-2057	5,117	5,160	5,155
	3.49%	Mar-2042 - Aug-2058	18,857	19,464	19,126
	3.50%	Feb-2051 - Mar-2057	54,138	54,852	55,037
	3.50%	Apr-2057	24,994	25,721	25,399
	3.51%	Sep-2041	6,050	6,407	6,092
	3.52%	May-2042 - Apr-2051	13,852	14,137	14,016
	3.53%	Apr-2042	17,495	18,130	17,799
	3.55%	Apr-2057	42,382	43,509	42,764
	3.57%	Nov-2044	13,978	14,370	14,069
	3.60%	Jun-2057	14,042	14,577	14,481
	3.61%	Sep-2052	6,500	6,742	6,568
	3.62%	Dec-2057	29,351	29,909	30,245
	3.66%	Jul-2058	23,832	24,137	24,710
	3.67%	Nov-2035	15,708	16,318	15,854

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Ginnie Mae Securities (24.2% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
3.68%	Jun-2057	27,236	28,033	28,229
3.68%	Aug-2057	14,506	14,846	15,036
3.72%	Dec-2045 - Sep-2051	15,958	15,896	16,434
3.75%	Apr-2046	6,890	6,907	6,966
3.80%	Sep-2046	3,842	4,112	3,840
3.85%	Jan-2056	32,065	32,362	33,465
3.87%	Jun-2045	17,845	18,068	18,119
3.90%	May-2049	4,225	4,523	4,220
3.92%	Aug-2039	45,400	48,358	46,721
4.10%	May-2051	3,984	4,343	4,160
4.25%	Sep-2038	34,595	34,773	35,765
4.29%	Mar-2053	47,263	47,544	50,915
4.45%	Jun-2055	2,560	2,458	2,718
4.50%	May-2038	18,354	19,833	19,073
4.63%[3]	Sep-2037	1,500	1,465	1,503
4.70%	Oct-2056	3,331	3,500	3,592
4.90%[3]	Mar-2044	1,000	991	1,002
5.25%	Apr-2037	18,660	18,654	19,252
5.34%	Jul-2040	5,988	5,914	6,109
5.55%[3]	May-2049	9,800	9,800	9,814
		1,465,984	1,477,459	1,463,794
Total Ginnie Mae Securities		$1,475,811	$1,487,362	$1,474,391

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (5.3% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	3.25%	3.25%	Jun-2059	$6,077	$25,423	$26,058	$25,253
	3.30%	4.30%	Nov-2058	192	20,333	20,935	20,477
	3.34%	3.34%	Sep-2059	10,226	32,535	33,392	32,246
	3.35%	3.35%	Aug-2059	2,386	4,301	4,504	4,240
	3.38%	3.38%	Aug-2059	25,900	9,636	10,526	8,973
	3.38%	3.38%	Aug-2059	6,677	38,008	38,906	38,453
	3.38%	3.38%	Jan-2060	7,799	52,605	52,616	52,126
	3.39%	3.39%	Feb-2059	1,424	13,251	13,546	13,405
	3.48%	3.48%	May-2059	1,100	13,478	13,783	13,809
	3.57%	3.57%	Nov-2059	24,936	24,824	25,572	25,203
	3.65%	3.65%	Nov-2058	157	10,437	10,602	10,622
	3.74%	4.24%	Aug-2059	5,091	10,844	11,163	11,350
	3.78%	7.00%	Aug-2060	39,915	25	328	1,027
	4.15%	4.15%	Sep-2051	455	17,412	17,474	17,488
	4.15%	4.15%	Apr-2060	8,187	19,138	19,821	21,313
	4.19%	4.19%	May-2060	27,847	743	1,129	2,108
	4.20%	4.20%	Aug-2060	32,504	15,255	16,214	17,297
	4.29%	4.29%	Jan-2060	5,209	1,716	1,865	2,190
	4.35%	4.35%	Jul-2060 - Feb-2061	14,190	—	280	365
	4.40%	4.40%	Sep-2060	8,700	500	707	1,098
	4.53%	4.53%	Jan-2061	14,552	365	812	1,444
Total Ginnie Mae Construction Securities				$243,524	$310,829	$320,233	$320,487

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Fannie Mae Securities (43.7% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.42%[4]	12M LIBOR+169	Oct-2042	$9,155	$9,356	$9,411
	2.74%[4]	1M LIBOR+25	Mar-2037	255	253	254
	2.79%[4]	1M LIBOR+30	Jul-2043	10,637	10,571	10,534
	2.81%[4]	1M LIBOR+32	Jun-2037	1,317	1,318	1,310
	2.84%[4]	1M LIBOR+35	Mar-2043 - Nov-2047	42,888	42,907	42,559
	2.87%[4]	1M LIBOR+38	Nov-2042	5,425	5,427	5,390
	2.89%[4]	1M LIBOR+40	Apr-2037 - Oct-2044	14,241	14,265	14,174
	2.94%[4]	1M LIBOR+45	Oct-2042	7,904	7,947	7,885
	2.95%[4]	1M LIBOR+46	Oct-2042	4,643	4,663	4,646
	2.99%[4]	1M LIBOR+50	Dec-2040 - Feb-2043	28,547	28,475	28,565
	3.00%		Apr-2031 - Jun-2046	52,647	54,315	52,637
	3.01%[4]	1M LIBOR+52	Jun-2042	3,313	3,330	3,316
	3.04%[4]	1M LIBOR+55	Mar-2042	7,420	7,432	7,437
	3.08%[4]	1M LIBOR+59	Mar-2041	4,652	4,686	4,676
	3.09%[4]	1M LIBOR+60	Mar-2042 - Oct-2043	11,892	11,934	11,947
	3.19%[4]	1M LIBOR+70	Dec-2040	2,305	2,312	2,320
	3.50%		Oct-2026 - Jan-2048	208,267	213,674	212,045
	3.88%[4]	12M LIBOR+158	Apr-2034	709	723	739
	3.98%[4]	1Y UST+211	May-2033	349	350	366
	4.00%		May-2020 - Jun-2048	152,943	158,148	158,470
	4.10%	6M LIBOR+155	Nov-2033	1,466	1,466	1,507
	4.11%[4]	12M LIBOR+153	Feb-2045	7,753	7,903	7,909
	4.30%[4]	12M LIBOR+154	Jul-2033	226	226	235
	4.37%[4]	1Y UST+222	Jul-2033	1,151	1,154	1,212
	4.39%[4]	1Y UST+219	Aug-2033	827	826	870
	4.47%[4]	1Y UST+222	Aug-2033	540	540	569
	4.48%[4]	6M LIBOR+161	Aug-2033	144	144	148
	4.50%		May-2024 - Dec-2048	118,392	122,802	124,189
	4.54%[4]	12M LIBOR+164	Nov-2034	636	649	664
	5.00%		Nov-2019 - Apr-2041	11,657	12,002	12,544
	5.50%		May-2020 - Jun-2038	5,814	5,829	6,345
	6.00%		Nov-2028 - Nov-2037	4,183	4,204	4,694
	6.50%		Sep-2028 - Jul-2036	631	644	708
	7.00%		Sep-2027 - May-2032	755	756	850
	7.50%		Jan-2027 - Sep-2031	273	273	301
	8.00%		Apr-2030 - May-2031	51	51	52
	8.50%		Dec-2021 - Apr-2031	5	5	5
				724,013	741,560	741,483

Multifamily	2.21%		Dec-2022	29,454	29,461	29,082
	2.24%		Dec-2022	29,669	29,675	29,324
	2.26%		Nov-2022	6,183	6,192	6,118
	2.34%		Sep-2026	28,500	28,629	27,669
	2.38%		Jul-2026	21,840	21,872	21,271
	2.44%		Aug-2026	22,400	22,400	21,831
	2.46%		Aug-2026	25,830	25,838	24,827
	2.48%		Oct-2028	24,990	25,079	24,170
	2.49%		Dec-2026	16,404	16,442	16,096
	2.50%		Jun-2026	60,000	60,000	58,795
	2.50%		Jul-2026	37,680	37,750	36,796
	2.57%		Sep-2028	40,100	40,600	39,183
	2.70%		Nov-2025	15,617	15,632	15,585
	2.72%		Jul-2028	36,400	36,772	35,884
	2.75%		Jul-2028	15,584	15,758	15,396
	2.79%[4]	1M LIBOR+28	Mar-2028	35,971	35,971	36,036
	2.80%		Apr-2025	15,796	15,956	15,524
	2.80%[4]	1M LIBOR+29	Feb-2028	30,420	30,428	30,478
	2.81%		Sep-2027	12,400	12,490	12,292
	2.82%[4]	1M LIBOR+31	Mar-2028	38,275	38,290	38,346
	2.85%		Mar-2022	33,000	33,004	33,195
	2.85%		Dec-2027	23,590	23,652	23,536
	2.85%[4]	1M LIBOR+34	Dec-2024	60,000	60,006	60,045
	2.85%[4]	1M LIBOR+34	Jan-2028	22,425	22,431	22,449
	2.86%[4]	1M LIBOR+35	Dec-2027 - Jan-2028	52,050	52,060	52,123
	2.87%		Oct-2027	9,425	9,528	9,379
	2.88%		Oct-2024	10,129	10,121	10,072
	2.91%[4]	1M LIBOR+40	Sep-2028	26,082	26,086	26,136
	2.91%		Jun-2031	25,000	25,197	24,070
	2.92%		Jun-2027	70,228	70,342	70,168
	2.92%		Apr-2028	15,950	16,050	15,910
	2.93%[4]	1M LIBOR+42	Aug-2027	35,483	35,491	35,530
	2.94%		Jun-2027	29,000	29,049	28,843
	2.94%		Jul-2039	12,134	12,288	12,020
	2.94%		Sep-2027	30,000	30,200	30,006
	2.95%[4]	1M LIBOR+44	Nov-2022 - May-2027	39,655	39,661	39,678
	2.97%		May-2026 - Nov-2032	33,105	33,532	32,684
	2.99%		Jun-2025	2,718	2,724	2,769
	3.00%		May-2027 - Mar-2028	16,010	16,040	16,111
	3.02%		Jun-2027 - Nov-2029	40,026	40,213	40,223
	3.04%		Apr-2030	25,100	25,196	25,036
	3.05%		Apr-2030	27,818	27,854	27,938
	3.08%		Jul-2029	12,814	12,859	12,903

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Fannie Mae Securities (43.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.10%	Sep-2029	8,515	8,558	8,573
	3.12%	Mar-2025 - Apr-2030	26,238	26,382	25,966
	3.14%	Apr-2029	7,889	7,912	8,002
	3.15%	Jan-2027	20,269	20,301	20,672
	3.17%	Jul-2029	25,350	25,529	25,708
	3.17%	Sep-2029	13,862	13,922	13,869
	3.18%	Sep-2029 - May-2035	22,292	22,637	22,344
	3.20%	Oct-2027	10,413	10,474	10,660
	3.21%	May-2030	6,996	7,115	7,069
	3.24%	Aug-2027	9,420	9,558	9,463
	3.25%	Nov-2027	10,407	10,469	10,692
	3.26%	Jan-2027	7,503	7,528	7,720
	3.31%	Oct-2027	15,981	16,146	16,484
	3.32%	Apr-2029	20,080	20,188	20,447
	3.33%	Jan-2023	9,137	9,135	9,184
	3.34%	Dec-2029 - Jan-2030	29,350	29,848	29,630
	3.35%	Feb-2029	19,666	19,945	20,319
	3.36%	Dec-2023 - Oct-2029	19,318	19,344	19,900
	3.40%	Oct-2026	2,966	2,981	3,066
	3.41%	Sep-2023 - Apr-2029	55,601	56,082	57,248
	3.42%	Apr-2035	5,385	5,475	5,369
	3.46%	Dec-2023	3,487	3,493	3,625
	3.54%	Oct-2021	6,917	6,922	7,055
	3.61%	Sep-2023	6,350	6,378	6,619
	3.63%	Jul-2035	21,987	22,022	22,427
	3.66%	Oct-2023	4,660	4,685	4,872
	3.67%	Mar-2028	14,080	14,318	14,616
	3.69%	Jun-2030	24,863	24,863	26,264
	3.77%	Dec-2033	10,500	10,713	10,797
	3.87%	Sep-2023	2,452	2,478	2,576
	4.06%	Oct-2025	23,271	23,323	24,917
	4.15%	Jun-2021	8,803	8,805	9,029
	4.25%	May-2021	3,963	3,963	4,060
	4.27%	Jan-2034	75,058	75,378	80,610
	4.32%	Nov-2019	739	739	743
	4.33%	Nov-2019 - Mar-2021	11,425	11,425	11,568
	4.44%	May-2020	5,564	5,565	5,625
	4.50%	Feb-2020	3,917	3,917	3,943
	4.52%	May-2021	3,896	3,899	4,017
	4.56%	Jul-2019	6,790	6,790	6,806
	4.69%	Jan-2020 - Jun-2035	12,955	12,971	13,108
	4.71%	Mar-2021	5,464	5,468	5,630
	4.73%	Feb-2021	1,439	1,440	1,482
	4.80%	Jun-2019	1,970	1,970	1,973
	5.12%	Jul-2019	8,008	8,008	8,036
	5.13%	Jul-2019	810	810	813
	5.15%	Oct-2022	1,244	1,246	1,298
	5.25%	Jan-2020	6,291	6,291	6,370
	5.29%	May-2022	4,861	4,861	5,173
	5.30%	Aug-2029	5,169	5,109	5,810
	5.47%	Aug-2024	7,639	7,652	7,692
	5.60%	Jan-2024	9,350	9,350	9,774
	5.69%	Jun-2041	4,536	4,649	5,246
	5.75%	Jun-2041	2,201	2,264	2,525
	5.91%	Mar-2037	1,750	1,778	1,957
	5.96%	Jan-2029	308	309	314
	6.06%	Jul-2034	8,143	8,279	8,211
	6.15%	Jan-2023	3,414	3,414	3,499
	6.23%	Sep-2034	1,190	1,220	1,280
	6.38%	Jul-2021	4,793	4,794	5,042
	7.20%	Aug-2029	682	676	712
	7.75%	Dec-2024	999	999	1,017
	8.40%	Jul-2023	222	222	228
	8.50%	Nov-2019	403	403	407
			1,874,456	1,882,207	1,885,678

When Issued[5]	3.33%	May-2026	11,100	11,156	11,356
	3.46%	Apr-2031	12,746	12,854	12,994
	3.65%	Apr-2031	9,700	9,833	10,150
			33,546	33,843	34,500
Total Fannie Mae Securities			$2,632,015	$2,657,610	$2,661,661

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Freddie Mac Securities (13.2% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.50%		Jan-2043 - Aug-2046	$16,563	$16,796	$16,100
	2.78%[4]	1M LIBOR+30	Feb-2036	912	912	910
	2.81%[4]	1M LIBOR+33	May-2037	79	79	79
	2.83%[4]	1M LIBOR+35	Apr-2036 - Mar-2045	23,976	23,994	23,789
	2.88%[4]	1M LIBOR+40	Aug-2043	4,480	4,478	4,460
	2.96%[4]	1M LIBOR+48	Oct-2040	3,627	3,624	3,625
	2.98%[4]	1M LIBOR+50	Oct-2040 - Jun-2044	32,213	32,229	32,228
	3.00%		Aug-2042 - Sep-2046	67,751	69,264	67,772
	3.03%[4]	1M LIBOR+55	Nov-2040	4,262	4,300	4,273
	3.15%[4]	1M LIBOR+67	Aug-2037	3,667	3,708	3,694
	3.50%		Jan-2026 - Oct-2046	168,816	173,124	172,047
	4.00%		Aug-2020 - Aug-2047	153,799	160,295	159,486
	4.00%		Sep-2045	29,301	30,619	30,377
	4.21%[4]	1Y UST+222	Jun-2033	223	222	234
	4.50%		Jan-2038 - Dec-2044	46,943	49,087	49,753
	4.52%[4]	12M LIBOR+177	Jul-2035	118	118	124
	4.60%[4]	1Y UST+222	Oct-2033	461	458	485
	5.00%		Nov-2019 - Mar-2041	6,080	6,105	6,488
	5.50%		May-2020 - Jul-2038	3,146	3,136	3,432
	6.00%		Jul-2021 - Feb-2038	4,385	4,428	4,913
	6.50%		Apr-2028 - Nov-2037	626	632	714
	7.00%		Apr-2028 - Mar-2030	50	48	57
	7.50%		Aug-2029 - Apr-2031	49	48	54
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	58	58	63
	9.00%		Mar-2025	30	30	33
				571,616	587,793	585,191

Multifamily	2.82%[4]	1M LIBOR+33	Sep-2024	19,909	19,910	19,862
	2.91%[4]	1M LIBOR+42	May-2027	15,312	15,313	15,294
	3.02%[4]	1M LIBOR+53	Jan-2029	15,000	15,000	15,005
	3.14%[4]	1M LIBOR+65	Jan-2023	5,157	5,157	5,158
	3.19%[4]	1M LIBOR+70	Sep-2022	9,348	9,343	9,352
	3.28%		Dec-2029	16,737	17,062	16,999
	3.34%		Dec-2029	9,824	10,060	10,025
	3.35%		Oct-2033	33,450	33,261	33,615
	3.38%		Apr-2030	14,489	14,882	14,832
	3.48%		Jun-2030	18,909	19,572	19,514
	3.50%		Jan-2026	18,000	18,171	18,587
	3.60%		Apr-2030	25,885	27,026	26,968
	3.68%		Oct-2025	10,000	10,230	10,415
				212,020	214,987	215,626
Total Freddie Mac Securities				$783,636	$802,780	$800,817

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.7% of net assets)

		Interest Rates[1]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	Connecticut Housing Finance Auth[6]	—	3.25%	Nov-2019	$1,265	$21,235	$21,196	$21,346
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,144
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	24,542	24,542	24,495
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,500	12,385	11,495
	NYC Housing Development Corp	3.75%	—	May-2035	—	4,405	4,405	4,517
	Mass Housing[6]	3.85%	—	Dec-2058	—	9,945	9,942	9,417
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	15,503
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,103	15,622
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,325
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,168
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,301
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,517
	NYC Housing Development Corp	4.25%	—	Nov-2025	—	1,150	1,150	1,166
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,213
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	26,433
	NYC Housing Development Corp	4.40%	—	Nov-2024	—	4,120	4,120	4,130
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,144
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	463
	NYC Housing Development Corp	4.50%	—	Nov-2030	—	1,680	1,682	1,708
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	45,956
	NYC Housing Development Corp	4.60%	—	Nov-2030	—	4,665	4,665	4,732
	NYC Housing Development Corp	4.70%	—	Nov-2035	—	1,685	1,685	1,716
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,502	12,886
	NYC Housing Development Corp	4.80%	—	Nov-2040	—	2,860	2,862	2,911
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041	—	8,800	8,800	8,872
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047	—	13,680	13,682	13,795
	MassHousing	5.55%	—	Nov-2039	—	5,000	4,982	5,016
	MassHousing	6.42%	—	Nov-2039	—	22,000	22,000	22,068
Total State Housing Finance Agency Securities					$1,265	$283,142	$283,078	$287,059

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[1]
Issuer	Permanent	Construction		Maturity Date	Face Amount	Amortized Cost	Value
Direct Loans
Harry Silver Housing Company, Inc. (Level 3)	—	7.49%[4]	1M LIBOR+500	May-2019	$5,197	$5,204	$5,154
Harry Silver Housing Company, Inc. (Level 3)	—	7.49%[4]	1M LIBOR+500	May-2019	207	208	205
					5,404	5,412	5,359
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—		Mar-2047	7,928	7,930	7,907
IL Housing Development Authority	6.20%	—		Dec-2047	3,017	3,026	3,007
IL Housing Development Authority	6.40%	—		Nov-2048	914	925	911
					11,859	11,881	11,825
Total Other Multifamily Investments					$17,263	$17,293	$17,184

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,150	$10,002
Nomura	3.19%	Mar-2046	20,000	20,359	20,279
JP Morgan	3.48%	Jun-2045	10,000	10,427	10,140
Citigroup	3.62%	Jul-2047	8,000	8,195	8,243
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,305	2,340
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,126	5,196
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,122	5,233
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,123	5,241
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,488	21,002
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,148	7,179
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,169	7,390
Deutsche Bank	5.00%	Nov-2046	18,990	19,412	19,524
Total Commercial Mortgage Backed Securities			$118,065	$121,024	$121,769

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

United States Treasury Securities (3.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	May-2026	$10,000	$10,070	9,538
2.13%	May-2025	15,000	14,894	14,841
2.25%	Nov-2024	30,000	30,528	29,940
2.25%	Nov-2025	5,000	5,082	4,977
2.38%	Aug-2024	50,000	50,329	50,251
2.63%	Feb-2029	20,000	20,364	20,369
2.75%	Aug-2047 - Nov-2047	30,000	28,477	29,580
2.88%	Aug-2028	10,000	9,820	10,390
3.00%	Aug-2048	15,000	14,901	15,535
3.13%	Nov-2028	20,000	20,480	21,217
Total United States Treasury Securities		$205,000	$204,945	$206,638

Total Fixed-Income Investments		$5,976,769	$6,046,347	$6,039,215

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$(470)
Total Equity Investment	$1	$—	$(470)

Schedule of Portfolio Investments

March 31, 2019 (dollars in thousands; unaudited)

Short-Term Investments (1.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Commercial Paper
Halkin Finance, LLC	2.45%[9]	Apr-2019	$40,000	$40,000	$40,000
Société Genérale S.A.	2.39%[9]	Apr-2019	20,000	20,000	20,000

Blackrock Federal Funds	2.40%[10]	Apr-2019	26,175	26,175	26,175
Total Short-Term Investments			$86,175	$86,175	$86,175

Total Investments			$6,062,945	$6,132,523	$6,124,920

Schedule of Portfolio Investments

March 31, 2019

Footnotes

1	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $255.8 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

4	The interest rate shown on these floating or adjustable rate securities represents the rate at period end. Referenced rate and spread in basis points is also included.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of March 31, 2019.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2019

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In such circumstances, the Valuation Committee will employ a valuation method that it believes best reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2019 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2019:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$140,232	$—	$140,232
FHA Construction Securities	—	8,977	—	8,977
Ginnie Mae Securities	—	1,474,391	—	1,474,391
Ginnie Mae Construction Securities	—	320,487	—	320,487
Fannie Mae Securities	—	2,627,161	—	2,627,161
Freddie Mac Securities	—	800,817	—	800,817
Commercial Mortgage-Backed Securities	—	121,769	—	121,769
State Housing Finance Agency Securities	—	287,059	—	287,059
Other Multifamily Investments
Direct Loans	—	—	5,359	5,359
Privately Insured Construction/Permanent Mortgages	—	11,825	—	11,825
Total Other Multifamily Investments	—	11,825	5,359	17,184
United States Treasury Securities	—	206,638	—	206,638
Equity Investments	—	—	(470)	(470)
Short-Term Investments	86,175	—	—	86,175
Other Financial Instruments*	—	34,500	—	34,500
Total Investment	$86,175	$6,033,856	$4,889	$6,124,920

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2019.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2018	$4,867	$(367)	$4,500
Total Unrealized Gain(Loss)(a)	492	(103)	389
Ending balance, 3/31/2019	$5,359	$(470)	$4,889

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2019 totaled $389,000.

Level 3 securities primarily consist of Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at March 31, 2019 utilizing a discounted cash flow model. Weighted average lives for the loans were 0.17. Unobservable inputs include spreads to relevant U.S. Treasuries of 750 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At March 31, 2019, investments for federal income tax purposes approximated book cost at amortized cost of $6,132,523,000.  Net unrealized losses aggregated $7,603,000 at period-end, of which $59,115,000 related to appreciated investments and $66,718,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law.  HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also a wholly owned subsidiary of the HIT.  This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2019, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2018	$808
Advances in 2019	13
Repayment by HIT Advisers in 2019	—
Ending Balance, 3/31/2019	$821

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CFDI Fund) of the U.S. Department of Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2018	$64
Advances in 2019	270
Repayment by BACDE in 2019	(334)
Ending Balance, 3/31/2019	$—

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of March 31, 2019
Assets	$658
Liabilities	$1,128
Equity	$(470)

For the three months ended March 31, 2019
Income	$200
Expenses	(301)
Tax Expense	—
Net Income (Loss)	$(101)